EQUITY - November 2021 Private Placement Warrants (Details)					1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 06, 2022	May 13, 2021 shares	Jul. 21, 2019 USD ($)	Jun. 21, 2019 shares	Nov. 30, 2021 $ / shares shares	Nov. 30, 2021 D $ / shares shares	Nov. 30, 2021 item $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Aug. 31, 2020 $ / shares	Aug. 18, 2020 $ / shares
EQUITY
Number of new shares offered during period | shares		553,192		178,137
Exercise price of warrants | $ / shares					$ 0.82	$ 0.82	$ 0.82
Reverse stock split	0.1
Proceeds from Issuance of Common Stock			$ 6,000,000.0
Proceeds from Issuance or Sale of Equity										$ 0	$ 5,771,053	$ 5,771,053	$ 5,743,905
Change in fair value of derivative liabilities										(1,641,650)	(5,185,309)	(6,951,482)	$ 1,710,415
Increased in additional paid in capital										$ 1,533
Total fair value of warrants allocated to derivative liabilities												$ 4,371,030
Investor Warrants
EQUITY
Number of new shares offered during period | shares												735,295
Number of lowest trading days						5	5
Consecutive trading day period					20 days
Number of volume weighted average price | item							5
Exercise price of warrants | $ / shares					$ 1.13	$ 1.13	$ 1.13
Reverse stock split	0.1
Number of warrants outstanding | shares					5,335,763	5,335,763	5,335,763
Total fair value of warrants allocated to derivative liabilities												$ 4,060,857
Placement Agent Warrants
EQUITY
Number of new shares offered during period | shares												55,148
Exercise price of warrants | $ / shares														$ 5.0	$ 37.2
Total fair value of warrants allocated to derivative liabilities												$ 310,173
November 2021 Private Placement Warrants
EQUITY
Number of lowest trading days | D						5
Consecutive trading day period					20 days
Number of volume weighted average price | item							5
Exercise price of warrants | $ / shares					$ 1.13	$ 1.13	$ 1.13
Reverse stock split	0.1
Number of warrants outstanding | shares					5,335,763	5,335,763	5,335,763	5,365,911		5,365,911
Proceeds from Issuance of Common Stock												939,143
Total gross proceeds												5,000,000
Issuance cost												630,063
Proceeds from Issuance or Sale of Equity												4,369,937
Fair value of Investor warrants												4,060,857
Change in fair value of derivative liabilities								$ 21,927	$ 2,151,123	$ 909,283	$ 2,151,123	3,115,263
Fair value of the derivative instrument								$ 344,951		$ 344,951		$ 1,255,767
November 2021 Private Placement Warrants | Stock price
EQUITY
Warrants measurement input | $ / shares												6.7
November 2021 Private Placement Warrants | Expected term
EQUITY
Term of the warrants												5 years
November 2021 Private Placement Warrants | Risk free interest rate
EQUITY
Warrants measurement input												1.23
November 2021 Private Placement Warrants | Expected volatility
EQUITY
Warrants measurement input												126
November 2021 Private Placement Warrants | Measurement Input, Expected Dividend Rate
EQUITY
Warrants measurement input												0
Pre reverse split
EQUITY
Number of new shares offered during period | shares		5,531,916		1,781,361
Pre reverse split | Investor Warrants
EQUITY
Number of new shares offered during period | shares												7,352,941
Pre reverse split | Placement Agent Warrants
EQUITY
Number of new shares offered during period | shares												551,471
Exercise price of warrants | $ / shares														$ 0.50	$ 3.72
Pre reverse split | November 2021 Private Placement Warrants
EQUITY
Number of warrants outstanding | shares								7,869,961		7,869,961
Pre reverse split | November 2021 Private Placement Warrants | Stock price
EQUITY
Warrants measurement input | $ / shares												0.67